POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The following table shows the changes in the present value of the defined benefit pension plan obligation and the fair values of plan assets as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	$2,354	$3,034
Defined benefit obligation through business combinations	6	159
Service cost	22	38
Interest cost	94	78
Participant contributions	1	2
Foreign currency exchange translation	(24)	(4)
Actuarial (gain) loss due to financial assumption changes	7	(853)
Actuarial (gain) loss due to demographic assumption changes	—	(4)
Actuarial experience adjustments	(11)	51
Benefits paid from plan assets	(107)	(127)
Benefits paid from employer	(14)	(20)
Disposals	(1,674)	—
Defined benefit obligation at end of year	$654	$2,354

Changes in fair value of plan assets
Fair value of plan assets at beginning of year	$(1,764)	$(2,400)
Fair value of plan assets through business combinations	(8)	(150)
Interest income	(69)	(63)
Loss (return) on plan assets (excluding interest income)	(21)	687
Foreign currency exchange translation	(9)	55
Employer contributions	(36)	(43)
Participant contributions	(1)	(2)
Employer direct settlements	—	(1)
Benefits paid from plan assets	110	128
Benefits paid from employer	8	15
Administrative expenses paid from plan assets	9	10
Disposals	1,343	—
Fair value of plan assets at end of year	$(438)	$(1,764)
Net liability at end of year	$216	$590
The following table summarizes the defined benefit pension plan obligation and the fair value of plan assets by geography as at December 31, 2023:

(US$ MILLIONS)	United States	Canada	Other	Total
Defined benefit obligation	$309	$76	$269	$654
Fair value of plan assets	(249)	(63)	(126)	(438)
Net liability	$60	$13	$143	$216
The following table summarizes the defined benefit pension plan obligation and the fair value of plan assets by geography as at December 31, 2022:

(US$ MILLIONS)	United States	Canada	Other	Total
Defined benefit obligation	$1,729	$65	$560	$2,354
Fair value of plan assets	(1,348)	(52)	(364)	(1,764)
Net liability	$381	$13	$196	$590
The following tables summarize the amounts recognized in respect of these defined benefit pension plans during the years ended December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Amounts recognized in profit and loss
Current service cost	$22	$38
Net interest expense	25	15
Administrative expense	9	10
Total expense recognized in profit and loss	$56	$63

Amounts recognized in other comprehensive income
Loss (return) on plan assets (excluding net interest expense)	$(21)	$687
Actuarial (gain) loss due to demographic assumption changes	—	(4)
Actuarial (gain) loss due to financial assumption changes	7	(853)
Actuarial experience adjustments	(11)	51
Total expense (gain) recognized in other comprehensive income	$(25)	$(119)
Total expense (gain) recognized in comprehensive income	$31	$(56)

Disclosure of fair value of plan assets
The following table summarizes the fair value of plan assets by category and level in the fair value hierarchy as at December 31, 2023:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3	Total
Cash and cash equivalents	$3	$21	$—	$24
Equity instruments	61	119	—	180
Debt instruments	—	120	—	120
Real estate	—	52	3	55
Investment funds	—	31	—	31
Fixed insurance contracts	15	$13	—	28
Total plan assets	$79	$356	$3	$438
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(1)Level 2 assets represent the net asset value of the underlying assets held within investment funds valued by independent third party fund administrators.
The following table summarizes the fair value of plan assets by category and level in the fair value hierarchy as at December 31, 2022:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3	Total
Cash and cash equivalents	$46	$4	$—	$50
Equity instruments	68	636	—	704
Debt instruments	179	673	20	872
Real Estate	1	98	—	99
Investment funds	—	14	—	14
Fixed insurance contracts	14	11	—	25
Total plan assets	$308	$1,436	$20	$1,764
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(1)Level 2 assets represent the net asset value of the underlying assets held within investment funds valued by independent third party fund administrators.

Disclosure of defined benefit plans and significant assumptions	The significant actuarial assumptions adopted are as follows:

	2023	2022
Discount rate	1.1% to 9.3%	0.2% to 7.9%
Rate of compensation increase	1.0% to 5.0%	0.5% to 5.0%

Disclosure of sensitivity analysis for actuarial assumptions	The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2023:

(US$ MILLIONS, except as noted)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Discount rate	1%	$(46)	1%	$52
Rate of compensation increase	1%	$15	1%	$(14)
The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2022:

(US$ MILLIONS, except as noted)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Discount rate	1%	$(200)	1%	$241
Rate of compensation increase	1%	$19	1%	$(18)

Disclosure of future planned benefit payments under post-employment benefit plans
The following table summarizes the undiscounted future planned benefit payments under the partnership’s defined benefit plans as at December 31, 2023:

(US$ MILLIONS)	Future Planned Benefit Payments
2024	$46
2025	46
2026	46
2027	44
2028	45
Thereafter	585
Total	$812